MANAGEMENT PLAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Management Plan [Abstract]
Date of announcement to divest subsidiaries in the Rail Services and Construction and Engineering Services (Date)	Dec. 01, 2010
Date the Company announced the completion of the Construction Services divestiture (Date)	Dec. 01, 2011
Date at which the Company assessed the classification of HKEC and found it best to forego selling HKEC (Date)	Dec. 01, 2011
Number of completed divestitures of the Company's Rail Services business (in Units)	2
Date at which the Company amended its credit agreement (Date)	Nov. 01, 2011
The year during which the Company was able to generate positive cash flows (in Year)	2011
Amount of additional borrowings under the credit facility with Wells Fargo (in US dollars in Thousands)	$ 1,000